UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	George Putnam Balanced Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
4/30/15 (Unaudited)

COMMON STOCKS (65.6%)(a)
		Shares	Value

Basic materials (3.2%)

Agnico-Eagle Mines, Ltd. (Canada)		8,180	$247,854

Air Products & Chemicals, Inc.		9,907	1,420,961

Alcoa, Inc.		16,499	221,417

Allegheny Technologies, Inc.		15,874	539,557

Axalta Coating Systems, Ltd.(NON)		89,886	2,757,702

Axiall Corp.		19,677	802,822

Boise Cascade Co.(NON)		12,770	443,119

CF Industries Holdings, Inc.		6,803	1,955,658

Dow Chemical Co. (The)		53,853	2,746,503

E.I. du Pont de Nemours & Co.		70,969	5,194,931

Fortune Brands Home & Security, Inc.		85,719	3,823,067

Freeport-McMoRan, Inc. (Indonesia)		32,876	765,025

Goldcorp, Inc. (Canada)		6,300	118,629

Hi-Crush Partners LP (Units)		16,191	571,542

Huntsman Corp.		53,497	1,233,106

Martin Marietta Materials, Inc.		2,911	415,254

Monsanto Co.		37,688	4,294,924

Newmont Mining Corp.		6,645	176,026

Nucor Corp.		18,075	883,145

Packaging Corp. of America		20,305	1,404,903

Praxair, Inc.		11,184	1,363,665

Sealed Air Corp.		44,297	2,019,943

Sherwin-Williams Co. (The)		17,858	4,964,524

Smurfit Kappa Group PLC (Ireland)		27,410	840,462

Steel Dynamics, Inc.		9,743	215,613

Symrise AG (Germany)		58,321	3,563,621

Tronox, Ltd. Class A		8,981	188,152

			43,172,125
Capital goods (3.2%)

Airbus Group NV (France)		13,582	943,164

Allegion PLC (Ireland)		31,109	1,902,315

Bombardier, Inc. Class B (Canada)		1,939,051	3,921,496

Canadian Solar, Inc. (Canada)(NON)		14,047	497,264

Embraer SA ADR (Brazil)		1,311	40,877

Gaztransport Et Technigaz SA (France)		27,010	1,615,396

General Dynamics Corp.		9,598	1,317,997

HD Supply Holdings, Inc.(NON)		117,821	3,888,093

Hubbell, Inc. Class B		15,413	1,677,397

Manitowoc Co., Inc. (The)		131,534	2,595,166

Mobileye NV (Israel)(NON)		13,563	608,436

Northrop Grumman Corp.		89,775	13,828,941

Pall Corp.		19,724	1,919,540

Raytheon Co.		47,092	4,897,568

United Technologies Corp.		27,731	3,154,401

			42,808,051
Communication services (2.9%)

American Tower Corp.(R)		64,606	6,107,205

Charter Communications, Inc. Class A(NON)		19,205	3,592,487

Comcast Corp. Class A		118,870	6,865,931

DISH Network Corp. Class A(NON)		58,431	3,953,441

Equinix, Inc.(R)		5,571	1,425,786

Liberty Global PLC Ser. C (United Kingdom)(NON)		86,158	4,346,671

Time Warner Cable, Inc.		36,182	5,627,025

Verizon Communications, Inc.		139,241	7,023,316

			38,941,862
Communications equipment (0.2%)

Arista Networks, Inc.(NON)		12,677	811,455

Cisco Systems, Inc.		87,564	2,524,470

			3,335,925
Computers (2.7%)

Anixter International, Inc.(NON)		9,698	684,679

Apple, Inc.		259,250	32,445,138

Castlight Health, Inc. Class B(NON)		201,732	1,519,042

Western Digital Corp.		26,693	2,608,974

			37,257,833
Conglomerates (0.7%)

Siemens AG (Germany)		8,249	902,905

Tyco International PLC		219,055	8,626,386

			9,529,291
Consumer cyclicals (7.8%)

Advance Auto Parts, Inc.		2,421	346,203

Amazon.com, Inc.(NON)		25,656	10,821,188

AutoZone, Inc.(NON)		1,601	1,076,929

Bed Bath & Beyond, Inc.(NON)		33,998	2,395,499

Brunswick Corp.		20,375	1,019,565

CaesarStone Sdot-Yam, Ltd. (Israel)		25,914	1,535,145

CBS Corp. Class B (non-voting shares)		49,303	3,063,195

Ctrip.com International, Ltd. ADR (China)(NON)		43,976	2,800,392

Dollar General Corp.		41,720	3,033,461

Five Below, Inc.(NON)		76,034	2,563,866

Freshpet, Inc.(NON)		16,961	367,714

Gap, Inc. (The)		53,058	2,103,219

GNC Holdings, Inc. Class A		8,829	380,088

Hanesbrands, Inc.		67,552	2,099,516

Hilton Worldwide Holdings, Inc.(NON)		85,333	2,471,244

Home Depot, Inc. (The)		55,610	5,949,158

Kimberly-Clark Corp.		24,663	2,705,284

Live Nation Entertainment, Inc.(NON)		97,580	2,445,355

Macy's, Inc.		31,359	2,026,732

MasterCard, Inc. Class A		53,231	4,801,969

Michael Kors Holdings, Ltd.(NON)		41,219	2,549,807

Michaels Cos., Inc. (The)(NON)		36,546	945,080

NIKE, Inc. Class B		44,563	4,404,607

Office Depot, Inc.(NON)		38,546	355,394

Penn National Gaming, Inc.(NON)		93,089	1,496,871

Priceline Group, Inc. (The)(NON)		4,853	6,007,092

PulteGroup, Inc.		56,129	1,083,290

RE/MAX Holdings, Inc. Class A		64,792	2,189,322

Rollins, Inc.		64,158	1,591,118

Tiffany & Co.		21,914	1,917,037

Time Warner, Inc.		63,214	5,335,894

TiVo, Inc.(NON)		45,690	504,875

TJX Cos., Inc. (The)		51,073	3,296,251

Tumi Holdings, Inc.(NON)		88,554	2,071,278

Vail Resorts, Inc.		16,135	1,600,753

Vulcan Materials Co.		6,362	544,078

Wal-Mart Stores, Inc.		31,466	2,455,921

Walt Disney Co. (The)		67,201	7,306,093

Whirlpool Corp.		7,188	1,262,213

Wyndham Worldwide Corp.		23,750	2,028,250

Wynn Resorts, Ltd.		17,270	1,918,179

			104,869,125
Consumer staples (5.9%)

Avon Products, Inc.		244,947	2,001,217

Bright Horizons Family Solutions, Inc.(NON)		26,399	1,327,342

Coca-Cola Co. (The)		149,148	6,049,443

Costco Wholesale Corp.		27,422	3,922,717

Coty, Inc. Class A(NON)		130,382	3,117,434

CVS Health Corp.		60,814	6,038,222

Energizer Holdings, Inc.		23,494	3,209,750

Estee Lauder Cos., Inc. (The) Class A		53,406	4,341,374

Groupon, Inc.(NON)		85,466	591,425

GrubHub, Inc.(NON)		13,063	537,804

Hershey Co. (The)		10,556	970,308

JM Smucker Co. (The)		15,385	1,783,429

Keurig Green Mountain, Inc.		37,453	4,358,406

Kraft Foods Group, Inc.		38,781	3,286,690

Mead Johnson Nutrition Co.		19,076	1,829,770

Mondelez International, Inc. Class A		96,273	3,693,995

Philip Morris International, Inc.		120,916	10,092,859

Pinnacle Foods, Inc.		28,548	1,157,621

Procter & Gamble Co. (The)		112,190	8,920,227

Restaurant Brands International LP (Units) (Canada)		192	7,508

Restaurant Brands International, Inc. (Canada)		38,993	1,590,135

Sally Beauty Holdings, Inc.(NON)		33,466	1,044,474

Starbucks Corp.		58,360	2,893,489

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)		2,377	359,141

Walgreens Boots Alliance, Inc.		43,373	3,596,923

Yum! Brands, Inc.		28,982	2,491,293

			79,212,996
Electronics (4.3%)

Agilent Technologies, Inc.		60,315	2,495,232

Analog Devices, Inc.		41,286	2,553,126

Avago Technologies, Ltd.		10,530	1,230,746

Broadcom Corp. Class A		99,114	4,381,334

Honeywell International, Inc.		74,837	7,552,550

Intel Corp.		239,657	7,800,835

L-3 Communications Holdings, Inc.		86,214	9,906,851

Micron Technology, Inc.(NON)		229,009	6,442,023

NXP Semiconductor NV(NON)		31,733	3,050,176

ON Semiconductor Corp.(NON)		211,405	2,435,386

QUALCOMM, Inc.		56,103	3,815,004

SanDisk Corp.		19,475	1,303,657

Skyworks Solutions, Inc.		9,226	851,099

Texas Instruments, Inc.		73,861	4,004,005

			57,822,024
Energy (5.2%)

Anadarko Petroleum Corp.		100,917	9,496,290

Baker Hughes, Inc.		39,130	2,678,840

Cabot Oil & Gas Corp.		34,679	1,172,844

Cameron International Corp.(NON)		14,734	807,718

Cheniere Energy, Inc.(NON)		6,025	460,852

Concho Resources, Inc.(NON)		2,209	279,792

CONSOL Energy, Inc.		17,646	573,142

Diamondback Energy, Inc.(NON)		3,702	305,674

EOG Resources, Inc.		29,095	2,878,950

Exxon Mobil Corp.		195,039	17,040,557

Genel Energy PLC (United Kingdom)(NON)		121,676	1,172,866

Gulfport Energy Corp.(NON)		11,034	540,004

Halliburton Co.		47,925	2,345,929

Marathon Oil Corp.		156,479	4,866,497

MarkWest Energy Partners LP		49,285	3,324,766

Pioneer Natural Resources Co.		12,772	2,206,746

Plains All American Pipeline LP		14,884	745,837

Range Resources Corp.		12,204	775,686

Schlumberger, Ltd.		58,340	5,519,547

Suncor Energy, Inc. (Canada)		212,531	6,928,511

Total SA ADR (France)		130,480	7,058,968

			71,180,016
Financials (10.3%)

AllianceBernstein Holding LP (Partnership shares)		76,071	2,384,826

Altisource Residential Corp.(R)		20,690	396,214

American Express Co.		33,199	2,571,263

American International Group, Inc.		118,208	6,653,928

Ameriprise Financial, Inc.		25,100	3,144,528

Assured Guaranty, Ltd.		127,449	3,312,400

AvalonBay Communities, Inc.(R)		12,437	2,043,897

Bank of America Corp.		355,221	5,658,671

Bank of New York Mellon Corp. (The)		37,151	1,572,973

Berkshire Hathaway, Inc. Class B(NON)		15,282	2,157,971

Boston Properties, Inc.(R)		13,404	1,773,483

Capital One Financial Corp.		42,532	3,438,712

Carlyle Group LP (The)		101,699	3,070,293

Charles Schwab Corp. (The)		216,991	6,618,226

Citigroup, Inc.		227,039	12,105,719

CME Group, Inc.		30,723	2,793,028

Equity Lifestyle Properties, Inc.(R)		19,388	1,024,074

Essex Property Trust, Inc.(R)		4,360	967,702

Federal Realty Investment Trust(R)		2,602	347,809

Gaming and Leisure Properties, Inc.(R)		54,144	1,932,941

General Growth Properties(R)		59,009	1,616,847

Genworth Financial, Inc. Class A(NON)		382,370	3,361,032

Goldman Sachs Group, Inc. (The)		26,513	5,207,683

Hartford Financial Services Group, Inc. (The)		107,946	4,400,958

Invesco, Ltd.		31,854	1,319,393

JPMorgan Chase & Co.		240,370	15,205,806

KKR & Co. LP		174,900	3,936,999

Marcus & Millichap, Inc.(NON)		11,786	416,989

MetLife, Inc.		18,005	923,476

Morgan Stanley		127,195	4,745,645

Pebblebrook Hotel Trust(R)		9,113	391,312

Plum Creek Timber Co., Inc.(R)		11,600	489,520

Prologis, Inc.(R)		16,005	643,401

Prudential PLC (United Kingdom)		152,258	3,799,649

Public Storage(R)		5,400	1,014,714

Regions Financial Corp.		41,681	409,724

Simon Property Group, Inc.(R)		10,518	1,908,912

State Street Corp.		28,088	2,166,147

Urban Edge Properties(R)		5,300	119,939

Visa, Inc. Class A		111,327	7,353,148

Vornado Realty Trust(R)		7,739	800,909

Wells Fargo & Co.		268,515	14,795,177

			138,996,038
Health care (10.0%)

Abbott Laboratories		15,514	720,160

AbbVie, Inc.		111,077	7,182,239

Actavis PLC(NON)		39,824	11,264,617

Aetna, Inc.		10,841	1,158,578

Align Technology, Inc.(NON)		9,308	547,683

Anthem, Inc.		12,541	1,892,813

Baxter International, Inc.		273	18,766

Becton Dickinson and Co.		19,797	2,788,803

Biogen, Inc.(NON)		18,935	7,080,365

Boston Scientific Corp.(NON)		184,651	3,290,481

Bristol-Myers Squibb Co.		137,606	8,769,630

C.R. Bard, Inc.		18,884	3,145,697

Cardinal Health, Inc.		45,896	3,870,869

Celgene Corp.(NON)		76,135	8,227,148

Cigna Corp.		27,835	3,469,354

Cooper Cos., Inc. (The)		5,704	1,015,711

Diplomat Pharmacy, Inc.(NON)		23,054	825,794

Eli Lilly & Co.		62,101	4,463,199

Endo International PLC(NON)		13,845	1,163,880

Express Scripts Holding Co.(NON)		21,980	1,899,072

Gilead Sciences, Inc.(NON)		132,886	13,356,372

HCA Holdings, Inc.(NON)		25,721	1,903,611

Johnson & Johnson		45,252	4,488,998

McKesson Corp.		17,899	3,998,637

Medtronic PLC		79,729	5,935,824

Merck & Co., Inc.		110,740	6,595,674

Mylan NV(NON)		64,964	4,694,299

Omnicare, Inc.		6,481	570,198

Perrigo Co. PLC		29,146	5,341,879

Pfizer, Inc.		170,224	5,775,700

Premier, Inc. Class A(NON)		29,830	1,130,557

Retrophin, Inc.(NON)		44,272	953,619

Stryker Corp.		28,609	2,638,894

Thermo Fisher Scientific, Inc.		74	9,300

Universal Health Services, Inc. Class B		16,632	1,945,112

Ventas, Inc.(R)		24,989	1,721,742

Waters Corp.(NON)		9,241	1,156,881

			135,012,156
Semiconductor (0.2%)

Lam Research Corp.		40,211	3,039,147

			3,039,147
Software (2.3%)

Activision Blizzard, Inc.		58,711	1,339,491

Autodesk, Inc.(NON)		53,797	3,057,284

Microsoft Corp.		354,997	17,267,054

Oracle Corp.		172,960	7,544,515

Tencent Holdings, Ltd. (China)		114,681	2,368,443

			31,576,787
Technology services (3.3%)

Alibaba Group Holding, Ltd. ADR (China)(NON)		47,231	3,839,408

AOL, Inc.(NON)		22,661	904,174

Computer Sciences Corp.		16,285	1,049,568

Facebook, Inc. Class A(NON)		139,721	11,005,823

Fidelity National Information Services, Inc.		23,298	1,455,892

Google, Inc. Class A(NON)		129	70,791

Google, Inc. Class C(NON)		31,515	16,934,417

Pandora Media, Inc.(NON)		25,688	458,274

Salesforce.com, Inc.(NON)		77,915	5,673,770

Yahoo!, Inc.(NON)		79,659	3,390,685

			44,782,802
Transportation (1.4%)

American Airlines Group, Inc.		91,199	4,403,544

Canadian Pacific Railway, Ltd. (Canada)		5,025	958,061

Genesee & Wyoming, Inc. Class A(NON)		17,203	1,599,019

Spirit Airlines, Inc.(NON)		51,517	3,527,369

Union Pacific Corp.		75,427	8,012,610

			18,500,603
Utilities and power (2.0%)

American Electric Power Co., Inc.		43,338	2,464,632

American Water Works Co., Inc.		25,795	1,406,343

Calpine Corp.(NON)		130,018	2,835,693

Edison International		48,929	2,981,733

Exelon Corp.		126,096	4,289,786

NextEra Energy Partners LP		29,023	1,229,705

NextEra Energy, Inc.		18,826	1,900,108

NRG Energy, Inc.		156,812	3,957,935

PG&E Corp.		62,345	3,299,297

Sempra Energy		20,974	2,226,810

			26,592,042

Total common stocks (cost $803,419,177)			$886,628,823

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.3%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.2%)

Government National Mortgage Association Pass-Through Certificates
3s, TBA, June 1, 2045		$1,000,000	$1,025,742
3s, TBA, May 1, 2045		1,000,000	1,028,203

			2,053,945
U.S. Government Agency Mortgage Obligations (5.1%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, March 1, 2035		3,097	3,554
4 1/2s, with due dates from September 1, 2043 to May 1, 2044		2,330,648	2,600,426
4s, with due dates from July 1, 2042 to June 1, 2043		7,462,705	8,005,041
3 1/2s, with due dates from December 1, 2042 to February 1, 2044		1,745,514	1,839,264
3s, March 1, 2043		849,517	866,176

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, with due dates from July 1, 2033 to November 1, 2038		2,039,965	2,318,055
5 1/2s, TBA, May 1, 2045		2,000,000	2,264,062
5s, with due dates from August 1, 2033 to January 1, 2039		1,063,608	1,188,160
4 1/2s, with due dates from August 1, 2041 to October 1, 2043		17,559,167	19,290,642
4 1/2s, TBA, May 1, 2045		1,000,000	1,088,281
4s, with due dates from May 1, 2044 to June 1, 2044		947,638	1,023,079
4s, TBA, June 1, 2045		2,000,000	2,134,688
4s, TBA, May 1, 2045		5,000,000	5,343,750
3 1/2s, with due dates from May 1, 2043 to March 1, 2045		4,521,000	4,746,240
3 1/2s, TBA, May 1, 2045		5,000,000	5,239,063
3s, with due dates from February 1, 2043 to May 1, 2043(FWC)		1,787,706	1,824,504
3s, TBA, May 1, 2045		9,000,000	9,158,906

			68,933,891

Total U.S. government and agency mortgage obligations (cost $70,266,875)			$70,987,836

U.S. TREASURY OBLIGATIONS (11.4%)(a)
		Principal amount	Value

U.S. Treasury Notes
0.875%, September 15, 2016(i)		$132,000	$132,972
1.000%, May 31, 2018(i)		113,000	113,590
2.125%, December 31, 2021(i)		11,000	11,322

U.S. Treasury Bonds 3 3/4s, November 15, 2043		2,220,000	2,668,563

U.S. Treasury Notes
1 3/4s, May 31, 2016		24,930,000	25,317,706
1 3/8s, September 30, 2018		29,620,000	29,916,490
1 1/8s, December 31, 2019		15,860,000	15,660,821
1s, August 31, 2016		32,520,000	32,774,222
0 3/4s, March 31, 2018		44,370,000	44,163,316
0 3/4s, December 31, 2017		3,470,000	3,462,409
2.500%, May 15, 2024(i)		1,000	1,053

Total U.S. treasury Obligations (cost $153,669,977)			$154,222,464

CORPORATE BONDS AND NOTES (13.6%)(a)
		Principal amount	Value

Basic materials (0.7%)

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)		$310,000	$308,209

Agrium, Inc. sr. unsec. unsub. notes 7 1/8s, 2036 (Canada)		365,000	478,926

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)		400,000	481,500

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044		600,000	651,863

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034		408,000	436,226

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		78,000	93,776

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023		215,000	216,711

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018		200,000	225,001

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025		235,000	242,532

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		850,000	1,184,101

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024		335,000	349,535

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025		1,236,000	1,212,512

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020		682,000	681,441

International Paper Co. sr. unsec. notes 8.7s, 2038		10,000	14,342

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055		515,000	496,325

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021		200,000	212,149

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043		188,000	218,208

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033		77,000	86,886

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019		168,000	179,594

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020		360,000	375,300

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018		195,000	217,371

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		180,000	234,927

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030		250,000	347,120

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031		108,000	143,313

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)		553,000	727,679

			9,815,547
Capital goods (0.2%)

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		125,000	134,688

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		767,000	1,075,627

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038		975,000	1,301,205

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019		240,000	272,086

United Technologies Corp. sr. unsec. notes 5.7s, 2040		100,000	125,806

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042		225,000	239,602

			3,149,014
Communication services (1.1%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)		200,000	244,860

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)		280,000	284,857

American Tower Corp. sr. unsec. unsub. notes 3.4s, 2019(R)		735,000	761,573

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046		122,000	119,272

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025		123,000	121,701

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023		240,000	241,683

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022		645,000	931,203

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035		268,000	355,469

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		710,000	777,298

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		70,000	99,847

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040		380,000	501,075

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		62,000	71,145

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)		95,000	133,788

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)		215,000	213,896

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017		1,125,000	1,184,365

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)		275,000	298,659

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026		610,000	855,513

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)		1,000,000	1,052,500

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)		845,000	959,286

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)		1,000,000	1,090,937

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)		355,000	469,020

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054		5,200	139,412

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034		270,000	284,948

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034		595,000	584,245

Verizon Communications, Inc. 144A sr. unsec. unsub. notes 4.522s, 2048		1,309,000	1,239,183

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022		770,000	967,838

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030		980,000	1,285,932

			15,269,505
Consumer cyclicals (1.4%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039		190,000	277,326

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024		1,045,000	1,344,402

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		370,000	408,388

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044		705,000	749,331

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		1,187,000	1,629,885

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023		625,000	608,902

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		579,000	650,264

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047		135,000	213,180

Ford Motor Co. sr. unsec. unsub. notes 7 3/4s, 2043		1,290,000	1,629,044

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		24,000	32,580

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		200,000	285,675

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045		830,000	878,191

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. Notes 3.45s, 2022		685,000	680,214

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025		250,000	251,546

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018		185,000	191,475

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)		300,000	363,990

Grupo Televisa SAB sr. unsec. unsub. notes 5s, 2045 (Mexico)		355,000	361,672

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023		460,000	627,854

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)		320,000	367,921

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		150,000	165,893

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023		200,000	200,006

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019		356,000	351,374

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		1,034,000	1,335,177

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.7s, 2034		310,000	404,573

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024		123,000	152,836

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		70,000	77,485

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028		78,000	99,994

Nordstrom, Inc. sr. unsec. notes 5s, 2044		310,000	354,056

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022		435,000	452,635

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023		195,000	202,374

Owens Corning company guaranty sr. unsec. notes 9s, 2019		55,000	66,433

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025		164,000	167,123

QVC, Inc. company guaranty sr. notes 4.85s, 2024		390,000	401,182

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044		460,000	462,058

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		520,000	724,528

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023		550,000	557,563

Viacom, Inc. sr. unsec. unsub. notes 5.85s, 2043		450,000	479,367

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025		175,000	178,063

			18,384,560
Consumer staples (0.9%)

Anheuser-Busch Cos., Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2018		885,000	982,745

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		165,000	257,315

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)		495,000	535,396

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021		855,000	1,118,832

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019		297,000	344,201

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032		676,374	870,114

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036		676,613	717,952

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022		820,000	1,084,125

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037		1,434,000	1,878,586

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042		553,000	638,861

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024		211,000	218,066

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)		350,000	343,707

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		309,000	388,418

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038		535,000	691,674

McDonald's Corp. sr. unsec. notes 5.7s, 2039		600,000	721,057

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042		180,000	187,345

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042		200,000	219,139

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034		134,000	145,830

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044		191,000	213,376

			11,556,739
Energy (0.9%)

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)		250,000	269,975

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019		225,000	209,124

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019		205,000	234,848

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024		575,000	562,968

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		227,000	242,663

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		57,000	61,275

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031		388,000	484,030

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		1,070,000	1,459,085

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)		315,000	283,185

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041		175,000	213,965

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040		220,000	264,374

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041		390,000	331,576

Petrobras Global Finance BV company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)		825,000	791,835

Petrobras Global Finance BV company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)		355,000	355,575

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2041 (Brazil)		300,000	276,732

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4 3/8s, 2023 (Brazil)		180,000	160,079

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)		535,000	544,352

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040		760,000	863,833

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018		580,000	642,324

Spectra Energy Capital, LLC sr. notes 8s, 2019		820,000	991,087

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		480,000	555,027

Tosco Corp. sr. unsec. notes 8 1/8s, 2030		600,000	865,132

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037		245,000	237,082

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)		405,000	471,125

Williams Partners LP sr. unsec. notes 5.4s, 2044		323,000	314,366

Williams Partners LP sr. unsec. notes 4.3s, 2024		322,000	329,014

			12,014,631
Financials (5.8%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039		747,000	1,003,621

Aflac, Inc. sr. unsec. notes 6.45s, 2040		314,000	405,728

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022		410,000	414,864

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity		310,000	306,181

American Express Co. sr. unsec. notes 7s, 2018		650,000	746,871

American International Group, Inc. jr. sub. FRB 8.175s, 2058		856,000	1,185,560

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042		1,150,000	1,106,408

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)		720,000	706,500

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034		525,000	653,525

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)		550,000	583,330

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual maturity (France)		135,000	151,369

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)		400,000	404,132

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		644,000	655,270

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017		315,000	335,573

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)		1,724,000	2,331,326

Bear Stearns Cos., Inc. (The) sr. unsec. notes 6.4s, 2017		500,000	556,650

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018		331,000	379,526

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043		703,000	749,137

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195s, perpetual maturity (France)		100,000	120,250

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)		370,000	403,887

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)		810,000	853,407

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)		1,213,000	1,333,760

Capital One Bank USA NA unsec. sub. notes 3 3/8s, 2023		462,000	464,475

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)		805,000	853,944

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity		956,000	950,921

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity		603,000	607,523

Citigroup, Inc. sr. unsec. sub. FRN 0.534s, 2016		123,000	122,439

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4 5/8s, 2023 (Netherlands)		250,000	268,863

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144A jr. unsec. sub. FRN 11s, perpetual maturity (Netherlands)		718,000	922,630

Credit Agricole SA 144A unsec. sub. notes 4 3/8s, 2025 (France)		255,000	252,790

Credit Suisse Group AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)		1,079,000	1,234,865

Credit Suisse/New York, NY sr. unsec. notes 5.3s, 2019		475,000	536,106

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		605,000	749,557

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)		985,000	966,133

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)		1,117,000	1,190,487

EPR Properties unsec. notes 5 1/4s, 2023(R)		345,000	369,527

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		300,000	293,625

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity		217,000	206,584

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023		425,000	454,741

GE Capital Trust I unsec. sub. FRB 6 3/8s, 2067		355,000	387,838

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032		1,540,000	2,117,954

Genworth Holdings, Inc. sr. unsec. unsub. notes 7 5/8s, 2021		860,000	911,600

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		805,000	955,024

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		282,000	353,936

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040		1,495,000	1,967,620

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		1,230,000	1,398,867

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)		555,000	551,769

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)		1,005,000	1,082,836

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)		250,000	254,274

HSBC Bank USA, NA unsec. sub. notes 7s, 2039		342,000	471,959

HSBC Holdings PLC unsec. sub. notes 6 1/2s, 2036 (United Kingdom)		800,000	1,007,960

HSBC USA Capital Trust I 144A company guaranty jr. unsec. sub. notes 7.808s, 2026		450,000	451,787

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)		2,225,000	2,508,932

ING Groep NV jr. unsec. sub. FRN 6s, perpetual maturity (Netherlands)		640,000	640,000

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		275,000	304,563

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity		780,000	830,700

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017		1,250,000	1,381,514

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		785,000	965,629

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		340,000	436,795

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)		100,000	98,525

Lloyds Banking Group PLC sr. unsec. sub. notes 4 1/2s, 2024 (United Kingdom)		530,000	543,355

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		1,290,000	2,037,841

Merrill Lynch & Co., Inc. unsec. sub. FRN 1.031s, 2026		275,000	248,753

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037		600,000	699,288

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037		2,564,000	3,397,300

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)		285,000	302,094

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031		415,000	572,623

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045		840,000	829,500

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)		1,300,000	1,418,951

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		370,000	410,330

Pacific LifeCorp 144A sr. notes 6s, 2020		365,000	415,900

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025		140,000	141,757

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022		213,000	232,141

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037		1,939,000	2,037,162

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043		359,000	383,233

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044		1,153,000	1,187,590

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)		1,045,000	1,137,023

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)		425,000	438,958

Royal Bank of Scotland PLC (The) unsec. sub. FRN Ser. REGS, 9 1/2s, 2022 (United Kingdom)		1,510,000	1,698,750

Santander Issuances SAU 144A company guaranty sr. unsec. unsub. notes 5.911s, 2016 (Spain)		1,100,000	1,143,970

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)		630,000	667,394

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)		290,000	299,062

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)		290,000	293,382

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)		725,000	799,305

Standard Chartered PLC 144A jr. sub. FRB 7.014s, perpetual maturity (United Kingdom)		600,000	681,000

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.271s, 2037		2,021,000	1,748,165

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436s, 2024 (Japan)		825,000	878,172

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85s, 2039		263,000	354,844

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)		570,000	595,650

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026		295,000	382,319

UBS AG/Stamford, CT jr. unsec. sub. notes 7 5/8s, 2022		2,640,000	3,172,538

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017		1,060,000	1,179,893

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity		580,000	616,250

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		710,000	797,449

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)		1,050,000	1,086,102

ZFS Finance USA Trust V 144A FRB 6 1/2s, 2037		214,000	227,108

			77,967,319
Government (0.4%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)		4,000,000	5,582,392

			5,582,392
Health care (0.3%)

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)		373,000	377,080

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 3.45s, 2022 (Luxembourg)		373,000	378,995

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		95,000	129,102

Anthem, Inc. sr. unsec. unsub. notes 4 5/8s, 2042		205,000	214,553

HCA, Inc. company guaranty sr. notes 5s, 2024		430,000	456,961

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035		328,000	346,551

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025		327,000	338,148

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)		659,000	688,655

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)		145,000	142,100

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022		475,000	514,188

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020		121,000	133,382

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041		300,000	325,203

			4,044,918
Technology (0.2%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		421,000	406,491

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2045		297,000	264,109

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024		215,000	225,632

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022		948,000	1,002,214

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018		162,000	187,515

Oracle Corp. sr. unsec. unsub. notes 4 1/8s, 2045		770,000	758,803

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		245,000	250,819

			3,095,583
Transportation (0.2%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		605,000	719,666

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040		145,000	177,591

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		71,775	76,082

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		113,085	118,456

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043		85,000	86,648

Norfolk Southern Corp. sr. unsec. notes 6s, 2111		390,000	482,935

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022		616,122	711,621

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026		225,000	235,688

			2,608,687
Utilities and power (1.5%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035		510,000	623,817

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042		138,000	151,057

Beaver Valley II Funding Corp. sr. bonds 9s, 2017		63,000	68,040

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033		595,000	759,428

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042		220,000	227,907

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		450,000	486,304

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)		365,000	394,654

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)		685,000	745,417

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032		490,000	611,729

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020		235,000	271,672

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)		360,000	380,700

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		784,000	1,054,457

Electricite de France (EDF) 144A sr. unsec. notes 6s, 2114 (France)		200,000	224,051

Electricite de France (EDF) 144A sr. unsec. unsub. notes 5.6s, 2040 (France)		640,000	753,848

Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s, perpetual maturity (France)		252,000	262,395

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)		360,000	401,077

Energy Transfer Partners LP sr. unsec. unsub. notes 7.6s, 2024		470,000	584,024

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		766,000	876,427

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		240,000	261,972

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)		825,000	867,967

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		370,000	385,259

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044		1,120,000	1,217,807

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)		185,000	237,268

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		365,000	405,287

Kansas Gas and Electric Co. bonds 5.647s, 2021		200,028	202,028

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044		179,000	176,120

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021		420,000	423,344

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)		385,000	544,032

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022		445,000	566,425

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022		441,000	479,932

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038		418,000	549,872

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037		140,000	174,632

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016		331,000	347,981

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022		145,000	155,833

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067		656,000	662,560

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019		889,000	1,116,124

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)		1,145,000	1,104,925

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042		210,000	219,825

Wisconsin Energy Corp. jr. unsec. sub. FRN 6 1/4s, 2067		1,945,000	1,930,413

			20,906,610

Total corporate bonds and notes (cost $168,914,401)			$184,395,505

MORTGAGE-BACKED SECURITIES (1.5%)(a)
		Principal amount	Value

Banc of America Commercial Mortgage Trust Ser. 06-5, Class A3, 5.39s, 2047		$1,628,000	$1,628,000

Citigroup Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.9s, 2049		2,500,000	2,692,144
Ser. 14-GC21, Class AS, 4.026s, 2047		482,000	515,827

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.821s, 2044		500,000	561,735
FRB Ser. 14-CR18, Class C, 4.897s, 2047		3,089,000	3,341,176
Ser. 12-CR1, Class AM, 3.912s, 2045		1,046,000	1,127,920

Federal Home Loan Mortgage Corporation
FRB Ser. T-56, Class A, IO, 0.524s, 2043		3,990,989	67,192
FRB Ser. T-56, Class 2, IO, zero %, 2043(F)		5,884,244	—

Federal National Mortgage Association Ser. 01-79, Class BI, IO, 0.31s, 2045		1,213,816	11,854

FIRSTPLUS Home Loan Owner Trust 1997-3 Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)		194,241	19

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 2.932s, 2032		104,470	87,650

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 12-C6, Class D, 5.381s, 2045		772,000	846,814
Ser. 04-LN2, Class A2, 5.115s, 2041		31,673	31,740
FRB Ser. 13-C10, Class C, 4.297s, 2047		1,904,000	1,965,336
FRB Ser. 13-C13, Class C, 4.191s, 2046		450,000	459,951

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.821s, 2045		524,000	545,984

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		321,771	341,681
Ser. 98-C4, Class H, 5.6s, 2035		886,661	922,379

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.861s, 2049(F)		129,348	129,752
FRB Ser. 07-HQ12, Class A2FX, 5.861s, 2049		223,134	222,746

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.709s, 2045		1,794,000	1,984,343

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028		188,348	24,485

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		2,093,723	523,431

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.99s, 2045		5,508,927	540,090

WF-RBS Commercial Mortgage Trust Ser. 14-C19, Class C, 4.646s, 2047		1,218,000	1,294,612

Total mortgage-backed securities (cost $19,300,376)			$19,866,861

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Oportun Financial Corp. Ser. H, 8.00 % cv. pfd. (acquired 2/6/15, cost $633,655) (Private)(F)(RES)(NON)		222,546	$570,290

United Technologies Corp. $3.75 cv. pfd.		13,206	776,513

Total convertible preferred stocks (cost $1,396,734)			$1,346,803

MUNICIPAL BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$215,000	$317,076

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		350,000	506,867

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		275,000	327,445

Total municipal bonds and notes (cost $841,396)			$1,151,388

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.0%)(a)
		Principal amount	Value

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)		$350,000	$370,125

Total foreign government and agency bonds and notes (cost $349,195)			$370,125

SHORT-TERM INVESTMENTS (4.7%)(a)
		Principal amount/shares	Value

SSgA Prime Money Market Fund Class N 0.03%(P)	Shares	270,000	$270,000

Putnam Short Term Investment Fund 0.07%(AFF)	Shares	63,275,997	63,275,997

U.S. Treasury Bills with an effective yield of zero% July 30, 2015(i)		$121,000	121,000

U.S. Treasury Bills with an effective yield of 0.02%, August 6, 2015(SEGSF)		75,000	74,997

U.S. Treasury Bills with an effective yield of 0.02%, July 16, 2015		150,000	149,998

U.S. Treasury Bills with an effective yield of 0.01%, July 2, 2015(SEGSF)		125,000	125,000

U.S. Treasury Bills with an effective yield of zero%, July 9, 2015		100,000	100,000

U.S. Treasury Bills with an effective yield of 0.09%, June 11, 2015		18,000	17,998

Total short-term investments (cost $64,134,978)			$64,134,990

TOTAL INVESTMENTS

Total investments (cost $1,282,293,109)(b)			$1,383,104,795

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $45,160,676) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Canadian Dollar	Sell	7/15/15	$3,412,664	$3,482,750	$70,086
Citibank, N.A.
	Euro	Sell	6/17/15	4,088,673	4,090,362	1,689
Credit Suisse International
	British Pound	Sell	6/17/15	4,663,454	4,671,381	7,927
	Canadian Dollar	Sell	7/15/15	2,198,741	2,097,121	(101,620)
	Euro	Sell	6/17/15	2,451,541	2,453,132	1,591
Deutsche Bank AG
	British Pound	Sell	6/17/15	6,618,759	6,629,906	11,147
	Euro	Sell	6/17/15	2,310,095	2,311,851	1,756
HSBC Bank USA, National Association
	British Pound	Buy	6/17/15	2,324,819	2,256,138	68,681
	Euro	Sell	6/17/15	4,952,291	4,954,283	1,992
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/15/15	3,929,416	3,748,860	(180,556)
	Euro	Sell	6/17/15	729,699	730,304	605
State Street Bank and Trust Co.
	Canadian Dollar	Sell	7/15/15	1,880,542	1,793,017	(87,525)
UBS AG
	Euro	Sell	6/17/15	2,759,149	2,748,754	(10,395)
WestPac Banking Corp.
	Canadian Dollar	Sell	7/15/15	3,347,584	3,192,817	(154,767)

Total						$(369,389)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/15 (proceeds receivable $5,271,016) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, May 1, 2045	$1,000,000	5/13/15	$1,088,281
Federal National Mortgage Association, 4s, May 1, 2045	2,000,000	5/13/15	2,137,500
Federal National Mortgage Association, 3s, May 1, 2045	1,000,000	5/13/15	1,017,656
Government National Mortgage Association, 3s, May 1, 2045	1,000,000	5/20/15	1,028,203

Total			$5,271,640

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	24,187	$—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	$(904)

Total		$—	$(904)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,351,204,646.
(b)	The aggregate identified cost on a tax basis is $1,284,526,178, resulting in gross unrealized appreciation and depreciation of $120,491,178 and $21,912,561, respectively, or net unrealized appreciation of $98,578,617.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $570,290, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$65,325,071	$163,852,869	$165,901,943	$38,869	$63,275,997
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $22,664,785 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities (equities in this case).
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $131,740 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $525,644 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $110,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$38,768,042	$4,404,083	$—
Capital goods	40,249,491	2,558,560	—
Communication services	38,941,862	—	—
Conglomerates	8,626,386	902,905	—
Consumer cyclicals	104,869,125	—	—
Consumer staples	79,212,996	—	—
Energy	70,007,150	1,172,866	—
Financials	135,196,389	3,799,649	—
Health care	135,012,156	—	—
Technology	175,446,075	2,368,443	—
Transportation	18,500,603	—	—
Utilities and power	26,592,042	—	—
Total common stocks	871,422,317	15,206,506	—
Convertible preferred stocks	$—	$776,513	$570,290
Corporate bonds and notes	—	183,799,855	595,650
Foreign government and agency bonds and notes		370,125
Mortgage-backed securities	—	19,343,411	523,450
Municipal bonds and notes	—	1,151,388	—
U.S. government and agency mortgage obligations	—	70,987,836	—
U.S. treasury obligations	—	154,222,464	—
Short-term investments	63,545,997	588,993	—

Totals by level	$934,968,314	$446,447,091	$1,689,390

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(369,389)	$—
TBA sale commitments	—	(5,271,640)	—
Total return swap contracts	—	(904)	—

Totals by level	$—	$(5,641,933)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$165,474	$534,863
Equity contracts	—	904

Total	$165,474	$535,767

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$40,600,000
OTC total return swap contracts (notional)		$1,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	70,086	1,689	9,518	12,903	70,673	605	—	—	—	165,474

	Total Assets	$70,086	$1,689	$9,518	$12,903	$70,673	$605	$—	$—	$—	$165,474

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	904	—	—	—	904
	Forward currency contracts#	—	—	101,620	—	—	180,556	87,525	10,395	154,767	534,863

	Total Liabilities	$—	$—	$101,620	$—	$—	$181,460	$87,525	$10,395	$154,767	$535,767

	Total Financial and Derivative Net Assets	$70,086	$1,689	$(92,102)	$12,903	$70,673	$(180,855)	$(87,525)	$(10,395)	$(154,767)	$(370,293)
	Total collateral received (pledged)##†	$70,086	$1,689	$—	$12,903	$70,673	$(110,000)	$—	$131,740	$—
	Net amount	$—	$—	$(92,102)	$—	$—	$(70,855)	$(87,525)	$(142,135)	$(154,767)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Balanced Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2015